Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	June 30, 2022	June 30, 2021
ASSETS
Cash	$922,197	$1,348,776
Short-term investments	-	116,417
Inventories	121,733	104,296
Loan due from a third party	-	12,301,391
Other current assets	51,004	241,239
Long-term investment	1,100,294	1,144,306
Goodwill	227,683	-
Property and equipment, net	2,278,091	758,302
Deposits for plant, property and equipment	45,755,946	1,006,234
Other noncurrent assets	131,266	271,284
Total Assets	$50,588,214	$17,292,785

Other liabilities	666,841	218,577
Total Liabilities	$666,841	$218,577

	For the Years Ended June 30,
	2022	2021	2020
Revenue	$765,094	$358,515	$448,000
Net loss	(2,671,274)	(401,387)	(1,558,038)

Schedule of property and equipment estimated useful lives
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets
Trademark	10 years

Schedule of revenue recognition
	For the Years Ended June 30,
	2022	2021	2020
Sales of tea products, beverages and light meals in retail shop chains from continuing operations	$765,094	$358,515	$448,000
Sales of dark tea products from discontinued operations	1,670,659	5,353,166	417,705
	$2,435,753	$5,711,681	$865,705